Basis of Presentation - Property Disclosures (Details)	12 Months Ended
Jan. 03, 2021
Property, Plant and Equipment [Line Items]
Lease term, new restaurants	20 years
Minimum
Property, Plant and Equipment [Line Items]
Lease term, new restaurants	20 years
Maximum
Property, Plant and Equipment [Line Items]
Lease term, new restaurants	40 years
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	30 years
Equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, useful life	7 years